Trade and Other Receivables and Long-Term Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Trade and Other Receivables and Long-Term Receivables
NOTE 5 - TRADE AND OTHER RECEIVABLES AND LONG-TERM RECEIVABLES

	June 30, 2022	December 31, 2021
Trade receivables from contracts with customers	$11,532,760	$14,204,320

Unbilled revenue (Note 4)	861,413	756,042

Indirect taxes receivable	293,320	148,200

Income taxes receivable	11,404	2,217

Other receivables	920,419	919,954

Contract asset	46,812	86,777

Loss allowance	(1,531,136)	(1,550,535)

Total trade and other receivables - current	$12,134,992	$14,566,975
Long-term receivables
Long-term receivables represent receivables associated with revenue contracts whereby certain customers make fixed monthly installment payments over a period of time, ranging from one to three years, for performance obligations delivered upfront. For contracts where all performance obligations were completed except for monthly post contract and support maintenance, amounts due are included in trade receivables from contracts with customers.

	June 30, 2022	December 31, 2021
Current portion of long-term receivables 1	$390,398	$397,060

Non-current portion of long-term receivables 2	318,360	343,371

Total long-term receivables	$708,758	$740,431

1	Net of expected credit loss allowance of $95,518 at June 30, 2022 (December 31, 2021 - $95,064).

2	Net of expected credit loss allowance of $61,619 at June 30, 2022 (December 31, 2021 - $61,619).

NOTE 6 - TRADE AND OTHER RECEIVABLES AND LONG-TERM RECEIVABLES

	December 31, 2021	December 31, 2020

Trade receivables from contracts with customers	$14,204,320	$10,182,229

Unbilled revenue (Note 5)	756,042	554,740

Indirect taxes receivable	148,200	341,583

Income taxes receivable	2,217	594,036

Other receivables	919,954	961,714

Contract asset 1	86,777	153,178

Loss allowance (Note 26(b))	(1,550,535)	(474,666)

Total trade and other receivables - current	$14,566,975	$12,312,814

1
At December 31, 2021, the total contract assets were $90,200 with the non-current portion of $3,423
included in other assets (December 31, 2020 - $314,894
total and $161,716
non-current). No new contract assets were recognized and amortization to cost of sales over the life of the contract assets continues to
occur until June 30, 2023.

Long-term receivables
Long-term receivables represent receivables associated with revenue contracts whereby certain customers make fixed monthly installment payments over a period of time, ranging from one to three years, for performance obligations delivered upfront. For contracts where all performance obligations were completed except for monthly post contract and support maintenance, amounts due are included in trade receivables from contracts with customers.

	December 31, 2021	December 31, 2020

Current portion of long-term receivables 1	$397,060	$445,213

Non-current portion of long-term receivables 2	343,371	2,091,059

Total long-term receivables	$740,431	$2,536,272

1	Net of expected credit loss allowance of $95,064 at December 31, 2021 and $ 131,364 at December 31, 2020 (Note 26(b)).

2	Net of expected credit loss allowance of $61,619 at December 31, 2021 and nil at December 31, 2020 (Note 26(b)).